Investment in Joint Venture - Schedule of Joint Venture Share (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [line items]
Joint venture beginning balance		$ 15,727
Share of income for the year		(2,381)	$ 255
Joint venture ending balance		18,108	15,727
Sunfarms Corp. [member]
Disclosure of joint ventures [line items]
Joint venture beginning balance		15,727
Share of income for the year	$ 3,084	2,381	255
Joint venture ending balance		$ 18,108	$ 15,727